FAIR VALUE OF FINANCIAL INSTRUMENTS- Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instrument assets (liabilities) designated as hedging instruments, at fair value	$ 98	$ 30
Financial liabilities (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial instrument assets (liabilities) designated as hedging instruments, at fair value	$ 0	$ 0